SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)		12 Months Ended
	Dec. 19, 2024	Jun. 30, 2024
Effective Income Tax Rate Reconciliation, Tax Contingency, Percent		50.00%
Related amortization		$ 36,565
Awaysis Belize Limited [Member]
Foreign Currency Transactions, Description	fixed exchange rate of US$1.00 to BZ$2.00 Belize Dollars
Revision of Prior Period, Accounting Standards Update, Adjustment [Member]
Increase in liabilities		1,063,435
Beneficial conversion		1,100,000
Related amortization		36,565
Interest expense		36,565
Decrease to equity		$ 1,100,000